Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2025	2024
Trading assets	55,730	72,897
Non-trading derivatives	1,657	2,463
Designated at fair value through profit or loss	3,448	5,740
Mandatorily measured at fair value through profit or loss	72,322	56,481
	133,157	137,580
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss include securities lending and sales and repurchase transactions with securities. At ING, these types of transactions are recognised in several lines in the statement of financial position depending on business model assessment and counterparty. Netting is applicable to repurchase agreements that are governed by an established Global Master Repurchase Agreement (GMRA) when ING Group has the intention to settle net. This netting is restricted to transactions involving the same currency and maturity date, and must occur within the same legal entity. Reference is made to Note 40 'Offsetting financial assets and liabilities'.
Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position as the counterparty continues to be exposed to substantially all risks and rewards of the transferred security. Based on the business model assessment and counterparty, the consideration paid to purchase securities is recognised as Loans and advances to customers,
Loans and advances to banks, financial assets mandatorily at FVPL or Trading assets.
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to be recognised in the consolidated statement of financial position as ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. The counterparty liability is designated and measured at FVPL if the asset is measured mandatorily at FVPL. Otherwise, the counterparty liability is included in
Deposits from banks, Customer deposits or Trading. Furthermore, for repurchase agreements, the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow the netting of these positions in the statement of financial position.
Reference is made to Note 39 'Transfer of financial assets, assets pledged and received as collateral' for information on transferred assets which were not derecognised.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2025	2024
Reverse repurchase transactions
Loans and advances to banks	6,836	10,777
Loans and advances to customers	3,866	3,471
Trading assets, loans and receivables	1,574	12,033
Loans and receivables mandatorily measured at fair value through profit or loss	68,469	53,393
	80,746	79,675
Repurchase transactions
Deposits from banks	330	33
Customer deposits	182	1
Trading liabilities, funds on deposit	31	5,269
Funds entrusted designated and measured at fair value through profit or loss	46,211	38,420
	46,755	43,723
Trading assets

Trading assets by type
in EUR million	2025	2024
Equity securities	21,272	20,717
Debt securities	8,120	10,080
Derivatives	24,346	29,805
Loans and receivables	1,991	12,295
	55,730	72,897
Trading assets include assets that are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge, for example, currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
Reference is made to Note 14 'Financial liabilities at fair value through profit or loss' for information on trading liabilities.
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2025	2024
Derivatives used in
- fair value hedges	578	617
- cash flow hedges	459	158
- hedges of net investments in foreign operations	68	82
Other non-trading derivatives	550	1,606
	1,657	2,463
Reference is made to Note 36 'Derivatives and hedge accounting' for information on derivatives designated in hedge accounting.
Other non-trading derivatives mainly includes interest-rate swaps, foreign exchange swaps, and cross currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2025	2024
Debt securities	2,330	4,718
Loans and receivables	1,118	1,022
	3,448	5,740
‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives.
The hedges do not meet the criteria for hedge accounting and the loans and debt securities are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables and debt securities included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value and amounts to EUR 3,448 million (2024: EUR  5,740 million). In 2025, the change in fair value of these loans and debt securities amounts to EUR -177 million (2024: EUR 5 million).
ING has mitigated the credit risk exposure on part of the portfolio. The cost at initial recognition of the financial assets designated at fair value through profit or loss that are economically hedged by credit derivatives is EUR
2,454 million (2024: EUR  3,797 million). The cumulative change in fair value attributable to changes in credit risk for the financial asset economically hedged is EUR 85 million (2024: EUR  173 million) and the change for the current year is EUR -88 million (2024: EUR  24 million). The cumulative change in fair value attributable to changes in credit risk for the financial assets non-economically hedged with credit derivatives is EUR 513 million (2024: EUR
489 million) and the change for the current year is EUR  23 million.
The notional value of the related credit derivatives is EUR 2,486 million (2024: EUR  3,807 million). The cumulative change in fair value of the credit derivatives since the financial assets were first designated, amounts to EUR
-85 million (2024: EUR  -214 million) and the change for the current year is EUR 128 million (2024: EUR  -95 million).
The changes in fair value attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of loans and bonds issued by entities with similar credit characteristics.
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
in EUR million	2025	2024
Equity securities	310	228
Debt securities	769	789
Loans and receivables	71,243	55,464
	72,322	56,481
Equity securities are individually insignificant for ING Group. For total exposure to debt securities, reference is made to Note 6 'Debt securities'. Loans and receivables include mainly reverse repurchase agreements.